JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 84.1%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	29,792	5,779,350
Automobiles — 3.1%
Tesla, Inc. *	315,773	65,510,266
Beverages — 2.4%
Coca-Cola Co. (The)	207,698	12,883,507
Constellation Brands, Inc., Class A	36,310	8,202,066
Monster Beverage Corp. *	246,342	13,304,931
PepsiCo, Inc.	88,236	16,085,423
		50,475,927
Biotechnology — 3.1%
AbbVie, Inc.	74,118	11,812,186
Amgen, Inc.	17,332	4,190,011
Biogen, Inc. *	38,099	10,592,665
Regeneron Pharmaceuticals, Inc. *	25,808	21,205,659
Seagen, Inc. *	45,080	9,127,348
Vertex Pharmaceuticals, Inc. *	24,121	7,599,803
		64,527,672
Broadline Retail — 5.9%
Amazon.com, Inc. *	1,101,185	113,741,399
MercadoLibre, Inc. (Brazil) *	8,351	11,007,119
		124,748,518
Commercial Services & Supplies — 0.5%
Copart, Inc. *	146,285	11,002,095
Communications Equipment — 1.7%
Cisco Systems, Inc.	667,851	34,911,911
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	41,606	20,672,773
Dollar Tree, Inc. *	44,636	6,407,498
		27,080,271
Electric Utilities — 1.3%
NextEra Energy, Inc.	145,257	11,196,410
Xcel Energy, Inc.	249,732	16,841,926
		28,038,336
Electrical Equipment — 0.5%
Eaton Corp. plc	65,546	11,230,652
Entertainment — 1.3%
Netflix, Inc. *	72,125	24,917,745
Take-Two Interactive Software, Inc. *	28,757	3,430,710
		28,348,455
Financial Services — 1.2%
FleetCor Technologies, Inc. *	16,970	3,578,124

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	19,194	6,975,292
PayPal Holdings, Inc. *	198,565	15,079,026
		25,632,442
Food Products — 1.3%
Kraft Heinz Co. (The)	235,957	9,124,457
Mondelez International, Inc., Class A	276,944	19,308,536
		28,432,993
Ground Transportation — 0.3%
CSX Corp.	215,182	6,442,549
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc. *	126,655	14,714,778
Intuitive Surgical, Inc. *	72,879	18,618,398
		33,333,176
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	14,367	6,789,700
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A *	9,904	1,232,058
Booking Holdings, Inc. *	9,456	25,081,189
Chipotle Mexican Grill, Inc. *	6,809	11,631,747
Marriott International, Inc., Class A	57,888	9,611,723
		47,556,717
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	66,337	12,678,327
Industrial REITs — 0.4%
Prologis, Inc.	60,640	7,566,053
Interactive Media & Services — 9.4%
Alphabet, Inc., Class C *	1,282,865	133,417,960
Meta Platforms, Inc., Class A *	309,990	65,699,281
		199,117,241
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	68,274	4,159,935
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	11,421	6,582,722
Machinery — 0.5%
Deere & Co.	27,051	11,168,817
Media — 1.5%
Charter Communications, Inc., Class A *	18,731	6,698,393
Comcast Corp., Class A	679,348	25,754,083
		32,452,476
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	46,550	6,292,163
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	95,686	6,631,997

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 0.4%
Verisk Analytics, Inc.	47,953	9,200,262
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc. *	306,224	30,013,014
Analog Devices, Inc.	138,737	27,361,711
Applied Materials, Inc.	63,660	7,819,358
ASML Holding NV (Registered), NYRS (Netherlands)	18,931	12,886,521
Broadcom, Inc.	35,696	22,900,412
Intel Corp.	243,435	7,953,022
Lam Research Corp.	28,428	15,070,251
Marvell Technology, Inc.	167,754	7,263,748
Micron Technology, Inc.	41,710	2,516,781
NVIDIA Corp.	325,998	90,552,465
NXP Semiconductors NV (China)	79,352	14,797,164
QUALCOMM, Inc.	171,361	21,862,236
Teradyne, Inc.	93,561	10,058,743
Texas Instruments, Inc.	95,947	17,847,102
		288,902,528
Software — 15.9%
Adobe, Inc. *	27,996	10,788,818
HubSpot, Inc. *	16,319	6,996,771
Intuit, Inc.	56,091	25,007,051
Microsoft Corp.	790,298	227,842,913
Oracle Corp.	104,393	9,700,198
Palo Alto Networks, Inc. *	68,527	13,687,583
ServiceNow, Inc. *	9,947	4,622,570
Synopsys, Inc. *	60,537	23,382,416
Workday, Inc., Class A *	60,418	12,478,734
Zscaler, Inc. *	21,933	2,562,432
		337,069,486
Specialty Retail — 1.2%
Lowe's Cos., Inc.	51,178	10,234,065
O'Reilly Automotive, Inc. *	16,533	14,036,186
		24,270,251
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc.	1,230,972	202,987,283
Seagate Technology Holdings plc	120,337	7,956,682
		210,943,965
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	65,515	8,034,760
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	103,746	15,026,571
Total Common Stocks (Cost $1,585,140,200)		1,779,938,584

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — 15.0%
BNP Paribas, ELN, 84.62%, 4/12/2023, (linked to Nasdaq-100 Index) (a)	5,064	48,289,798
GS Finance Corp., ELN, 80.80%, 5/2/2023, (linked to Nasdaq-100 Index) (a)	6,127	75,565,333
Morgan Stanley Finance LLC, ELN, 79.01%, 5/9/2023, (linked to Nasdaq-100 Index) (a)	5,785	73,649,818
National Bank of Canada, ELN, 87.00%, 4/18/2023, (linked to Nasdaq-100 Index) (a)	5,418	49,372,717
Royal Bank of Canada, ELN, 85.21%, 4/25/2023, (linked to Nasdaq-100 Index) (Canada) (a)	5,961	70,868,421
Total Equity-Linked Notes (Cost $353,970,323)		317,746,087
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c) (Cost $17,098,239)	17,098,239	17,098,239
Total Investments — 99.9% (Cost $1,956,208,762)		2,114,782,910
Other Assets Less Liabilities — 0.1%		2,562,069
NET ASSETS — 100.0%		2,117,344,979

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,779,938,584	$—	$—	$1,779,938,584
Equity Linked Notes	—	317,746,087	—	317,746,087

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$17,098,239	$—	$—	$17,098,239
Total Investments in Securities	$1,797,036,823	$317,746,087	$—	$2,114,782,910
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a)	$—	$13,352	$13,352	$—	$—	$—	—	$12	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	1,754,620	502,695,249	487,351,630	—	—	17,098,239	17,098,239	367,271	—
Total	$1,754,620	$502,708,601	$487,364,982	$—	$—	$17,098,239		$367,283	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.